Financial Instruments - Summary of Cash Flow Sensitivity Analysis for Variable Rate Instruments (Detail) - Interest rate risk [member] - TRY (₺) ₺ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Percentage of change in interest rate rate for sensitivity analysis	1.00%	1.00%
Variable rate instruments [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in profit (loss) due to potential increase in interest rate	₺ (23,510)	₺ (225,528)
Increase (decrease) in profit (loss) due to potential decrease in interest rate	23,510	225,528
Financial liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in profit (loss) due to potential increase in interest rate	(23,510)	(225,528)
Increase (decrease) in profit (loss) due to potential decrease in interest rate	₺ 23,510	₺ 225,528